Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenue from contracts with customers	$ 9,168	$ 12,558	$ 14,277
Cost of sales	(6,461)	(8,405)	(10,697)
Gross profit	2,707	4,153	3,580
Selling, general and administrative expenses	(3,323)	(3,406)	(4,335)
Operating (loss) income	(616)	747	(755)
Non-operating income (expense):
Exchange (loss) gain, net	(60)	7	(8)
Interest income	16	65	33
Other income	51	61	8
Gain on disposal of property, plant and equipment	9	16	28
Total non-operating income	16	149	61
(Loss) income before income taxes	(600)	896	(694)
Income taxes (note 3)	146	(209)	26
Net (loss) income	(454)	687	(668)
Net loss (profit) attributable to non-controlling interests	(7)	(1)	38
Net (loss) income attributable to Highway Holdings Limited’s shareholders	$ (461)	$ 686	$ (630)
Net (loss) income per share:
- basic (in Dollars per share)	$ (0.12)	$ 0.18	$ (0.17)
- diluted (in Dollars per share)	$ (0.12)	$ 0.18	$ (0.17)
Weighted average number of shares outstanding:
- basic (in Shares)	4,006,400	3,909,976	3,801,874
- diluted (in Shares)	4,006,400	3,909,976	3,801,874